YieldMax COIN Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 5.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.8%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $162.50	$87,756,000	6,000	$831,000
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $160.00	81,247,430	5,555	977,680
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $157.50	31,153,380	2,130	478,185
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $152.50	8,044,300	550	193,875
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $149.00	36,565,000	2,500	1,200,000
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $148.00	27,350,620	1,870	972,400
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $160.00	137,850,050	9,425	4,830,312
Coinbase Global, Inc., Expiration: 9/18/2026; Exercise Price: $170.00	188,017,230	12,855	9,319,875
			18,803,327

TOTAL PURCHASED OPTIONS (Cost $54,795,749)			18,803,327

SHORT-TERM INVESTMENTS - 110.6%
Money Market Funds - 2.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		6,595,650	6,595,650

U.S. Treasury Bills - 108.6%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$93,467,000	93,438,999
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		50,704,000	50,546,381
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		66,942,000	66,443,482
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		68,067,000	67,150,520
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		77,870,000	76,253,453
			353,832,835

TOTAL SHORT-TERM INVESTMENTS (Cost $360,385,993)			360,428,485

TOTAL INVESTMENTS - 116.4% (Cost $415,181,742)			$379,231,812
Liabilities in Excess of Other Assets - (16.4)%			(53,483,589)
TOTAL NET ASSETS - 100.0%			$325,748,223

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $23,514,360.

YieldMax COIN Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (20.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.8)%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $155.00	$(63,257,450)	(4,325)	$(1,180,725)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $152.50	(59,308,430)	(4,055)	(1,429,387)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $150.00	(23,840,380)	(1,630)	(704,975)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $149.00	(24,498,550)	(1,675)	(804,000)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $146.00	(29,983,300)	(2,050)	(1,260,750)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $144.00	(14,626,000)	(1,000)	(720,000)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $143.00	(29,252,000)	(2,000)	(1,535,000)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $142.00	(27,350,620)	(1,870)	(1,556,775)
			(9,191,612)

Put Options - (17.3)%
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $160.01	(137,850,050)	(9,425)	(17,436,533)
Coinbase Global, Inc., Expiration: 9/18/2026; Exercise Price: $170.01	(188,017,230)	(12,855)	(38,698,435)
			(56,134,968)

TOTAL WRITTEN OPTIONS (Premiums received $59,033,521)			$(65,326,580)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.